Accounts Payable and Accrued Expenses and Accounts payable – Related Party (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Virhtech Gmbh [Member] | Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable - related party	$ 6,427	$ 27,029	$ 124,370